Westchester Capital Management, LLC
100 Summit Lake Drive
Valhalla, New York 10595

May 3, 2013

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-1090

Re:           The Merger Fund VL (the “Trust”) (File Nos. 333-102461; 811-21279)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that the definitive form of Prospectus and Statement of Additional Information, each dated April 29, 2013, do not differ from those contained in the Trust’s most recent amendment to its registration statement, which was filed electronically with the Securities and Exchange Commission on April 26, 2013 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (914) 741-5600 with any questions or comments regarding this matter.

Kind regards,

/s/ Bruce Rubin

Bruce Rubin

cc:           Jeremy C. Smith, Esq., Ropes & Gray LLP